UNITED STATES OF AMERICA
BEFORE THE

SECURITIES AND EXCHANGE COMMISSION

Accordingly, in the matter of Weiss Strategic Interval Fund and Weiss Multi-Strategy Advisers LLC (File No. 812-14832),

INVESTMENT COMPANY ACT OF 1940 Release No. 33124 / June 18, 2018

In the Matter of                                                                                                         :

:

WEISS STRATEGIC INTERVAL FUND                                                             :

WEISS MULTI-STRATEGY ADVISERS LLC                                                    :

:

Jeffrey Dillabough                                                                                                    :

Weiss Multi-Strategy Advisers LLC                                                                       :

320 Park Avenue                                                                                                      :

New York, NY 10022                                                                                              :

:

:

(812-14832)                                                                                                               :

:

ORDER UNDER SECTIONS 6(c) AND 23(c)(3) OF THE INVESTMENT COMPANY ACT OF 1940 GRANTING AN EXEMPTION FROM CERTAIN PROVISIONS OF RULE 23c-3 UNDER THE ACT

Weiss Strategic Interval Fund and Weiss Multi-Strategy Advisers LLC filed an application on October 11, 2017, and an amendment to the application on March 19, 2018. Applicants requested an order under sections 6(c) and 23(c)(3) of the Act for an exemption from certain provisions of rule 23c-3 under the Act. The order would permit certain registered closed-end management investment companies to make repurchase offers on a monthly basis.

On May 21, 2018, a notice of the filing of the application was issued (Investment Company Act Release No. 33101). The notice gave interested persons an opportunity to request a hearing and stated that an order disposing of the application would be issued unless a hearing was ordered. No request for a hearing has been filed, and the Commission has not ordered a hearing.

The matter has been considered and it is found, on the basis of the information set forth in the application, as amended, that granting the requested exemption is appropriate in the public interest, and consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the Act.

It is further found that the proposed purchases will be made in a manner or on a basis which does not unfairly discriminate against any holders of the class or classes of securities to be purchased.

IT IS ORDERED, under sections 6(c) and 23(c)(3) of the Act, that the requested exemption from certain provisions of rule 23c-3 is granted, effective forthwith, subject to the conditions contained in the application, as amended.

For the Commission, by the Division of Investment Management, under delegated authority.

Eduardo A. Aleman Assistant Secretary